FINANCIAL STATEMENTS SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating costs and expenses:
General and administrative	¥ (220,993)	$ (30,276)	¥ (214,856)	¥ (194,039)
Total operating costs and expenses	(4,553,017)	(623,761)	(4,134,403)	(2,089,395)
Income from operations	1,248,015	170,977	1,332,470	1,182,019
Interest (expense) income, net	18,281	2,504	12,895	281
Other expenses, net	95,426	13,073	14,834	43,447
Income before income taxes and share of income (loss) from equity method investments	1,295,368	177,464	1,547,182	1,327,690
Other comprehensive income (loss), net of tax
Change in cumulative foreign currency translation adjustment	(3,171)	(434)	(7,133)	14,802
Comprehensive income	1,053,276	144,298	1,290,542	1,194,500
Parent Company
Operating costs and expenses:
General and administrative	(3,736)	(512)	(4,546)	(6,494)
Total operating costs and expenses	(3,736)	(512)	(4,546)	(6,494)
Income from operations	(3,736)	(512)	(4,546)	(6,494)
Interest (expense) income, net	(5)	(1)	1,098	(76)
Other expenses, net	0	0	0	(13,445)
Income before income taxes and share of income (loss) from equity method investments	(3,741)	(513)	(3,448)	(20,015)
Equity in earnings of subsidiaries and share of income from VIEs	1,060,219	145,249	1,301,067	1,199,673
Net income	1,056,478	144,736	1,297,619	1,179,658
Other comprehensive income (loss), net of tax
Change in cumulative foreign currency translation adjustment	(3,202)	(438)	(7,077)	14,842
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent, Total	(3,202)	(438)	(7,077)	14,842
Comprehensive income	¥ 1,053,276	$ 144,298	¥ 1,290,542	¥ 1,194,500